The Prudential Insurance Company of America                                Sun-Jin Moon
Vice President and Assistant Secretary

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 802-9560

September 9, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2013 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0001193125-13-344693
Date of Filing:08/23/13

2.	Filer/Entity:AllianceBernstein Variable Products Series Fund
Registration No.:811-05398
CIK No.:0000825316
Accession No.:0001193125-13-344569
Date of Filing: 08/23/13

3.Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:000143779-13-011225
Date of Filing:08/22/13

4.Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-13-354258
Date of Filing:09/03/13

5.Filer/Entity:The Dreyfus Corporation
Registration No.:811-00523
CIK No.:0000030146
Accession No.:0000030146-13-000023
Date of Filing:08/27/13

6.Filer/Entity:DWS Variable Series
Registration No.:811-05002
CIK No.:00000810573
Accession No.:0000088053-13-000933
Date of Filing:08/22/13

7.   Filer/Entity: Fidelity Variable Insurance Products Fund V
Registration No.:811-05361
CIK No.:0000823535
Accession No.:    0000729218-13-000079
Date of Filing:      08/23/13

8.Filer/Entity:Franklin Templeton Variable Insurance Products Trust
Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-13-353060
Date of Filing:08/30/13

9.Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-13-007317
Date of Filing:08/29/13

10.Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001193125-13-345535
Date of Filing:08/23/13

11.Filer/Entity:Lazard Retirement Series
Registration No.:811-08071
CIK No.:0001033669
Accession No.:0000930413-13-004522
Date of Filing:09/06/13

12.Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-13-349971
Date of Filing:08/28/13

13.Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000898432-13-001148
Date of Filing:08/23/13

14.           Filer/Entity:PIMCO Variable Insurance Trust
Registration No.:811-08399
CIK No.:0001047304
Accession No.: 0001193125-13-351840
Date of Filing:08/29/13

15.           Filer/Entity:Royce Capital Fund
Registration No.:811-07537
CIK No.:0001006387
Accession No.:0000949377-13-000245
Date of Filing:08/23/13

16.     Filer/Entity:T. Rowe Price Equity Series
Registration No.:811-07143
CIK No.:0000918294
Accession No.: 0001206774-13-002964
                                            0001206774-13-002975
                                            0001206774-13-002980
                                            0001206774-13-002981
Date of Filing:  08/20/13

17.           Filer/Entity:   T. Rowe Price International Series, Inc.
Registration No.:      811-07145
CIK No.:     0000918292
Accession No.:0001206774-13-002968
Date of Filing:08/20/13

18.           Filer/Entity:The Variable Insurance Products Fund II.
Registration No.:811-05511
CIK No.:0000831016
Accession No.:0000831016-13-000068
Date of Filing:08/21/13

19.     Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-13-347836
Date of Filing:08/27/13

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

                        /s/ Sun-Jin Moon
                        _________________________
Sun-Jin Moon

VIA EDGAR